Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

April 9, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Cliffwater Enhanced Lending Fund (Registration Nos. 811-23630, 333-252528); (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this amendment is to respond to the Staff’s comments on the Registration Statement on Form N-2 filed on January 28, 2021 and to complete various parts of the Fund’s disclosure.

Questions and comments may be directed to the undersigned at (215) 988-3328 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg